N-2 - USD ($)		3 Months Ended								11 Months Ended	12 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022 [12]	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017 [13]	Jul. 31, 2016 [13]	Jul. 31, 2015 [13]	Jul. 31, 2014 [13]
Cover [Abstract]
Entity Central Index Key											0001244183
Amendment Flag											false
Document Type											N-CSR
Entity Registrant Name											PIMCO Income Strategy Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expense

Sales load (as a percentage of offering price) (1)	[ ]%

Offering Expenses Borne by Common Shareholders (as a percentage of offering price) (2)	[ ]%

Dividend Reinvestment Plan Fees (3)	None

1	In the event that the Common Shares to which this relates are sold to or through underwriters or dealer managers, a corresponding supplement will disclose the applicable sale load and/or commission.
2
The related supplement will disclose the estimated amount of offering expense, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.

3
You will pay broker chargers if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchase pursuant to the Fund’s Dividend Reinvestment Plan.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]										$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to ARPS and reverse repurchase agreements)

Management Fees (1)	1.09%

Dividend Cost on Preferred Shares (2)	0.01%

Interest Payments on Borrowed Funds (3)	2.16%

Other Expenses (4)	0.09%

Total Annual Fund Operating Expenses (5)	3.35%

1.
Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure. Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets. “Total managed assets” includes the total assets of the Fund (including any assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Fund (and not PIMCO) will be responsible for certain fees and expenses which are, reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see Note 9, Fees and Expenses in the Notes to Financial Statements for an explanation of the management fee.

2.
Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2024, which represented 0.25% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 4.28% (based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2024) and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates.

3.
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 16.73% of the Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 5.73%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. The actual amount of borrowing expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Fund Operating Expenses table above, but would be reflected in the Fund’s performance results.

4.	Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2025.
5.
“Dividend Cost on Preferred Shares”, including distributions on Preferred Shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Fund Operating Expenses are 1.18%. Excluding only distributions on Preferred Shares of 0.01%, Total Annual Fund Operating Expenses are 3.34%.

Management Fees [Percent]	[4]										1.09%
Interest Expenses on Borrowings [Percent]	[5]										2.16%
Dividend Expenses on Preferred Shares [Percent]	[6]										0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]										0.09%
Total Annual Expenses [Percent]	[8]										3.35%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares of the Fund, assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 3.35% of net assets attributable to Common Shares in years 1 through 10 (assuming outstanding Preferred Shares and assets attributable to reverse repurchase agreements representing 16.98% of the Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years

Total Expenses Incurred	$34	$103	$175	$364

(1)
The example above should not be considered a representation of future expenses.
Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the rate listed under Total Annual Fund Operating Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.

Expense Example, Year 01	[9]										$ 34
Expense Example, Years 1 to 3	[9]										103
Expense Example, Years 1 to 5	[9]										175
Expense Example, Years 1 to 10	[9]										$ 364
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund’s outstanding Preferred Shares and reverse repurchase agreements averaged over the fiscal year ended June 30, 2024 in an amount equal to 16.98%
(2)(3)
											of the Fund’s total average managed assets (including assets attributable to such leverage) and 83.02% of the Fund’s total average net assets attributable to Common Shares, and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentages above do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and example below are based on the Fund’s capital structure as of June 30, 2024. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.
Basis of Transaction Fees, Note [Text Block]											as a percentage of offering price
Other Transaction Fees, Note [Text Block]											The related supplement will disclose the estimated amount of offering expense, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
Other Expenses, Note [Text Block]											Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2025.
Management Fee not based on Net Assets, Note [Text Block]
1.
Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure. Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets. “Total managed assets” includes the total assets of the Fund (including any assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Fund (and not PIMCO) will be responsible for certain fees and expenses which are, reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see Note 9, Fees and Expenses in the Notes to Financial Statements for an explanation of the management fee.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Corporate & Income Opportunity Fund
6/30/2024	$4,375,000	$10,400,210	$25,000	N/A
6/30/2023	212,650,000	204,962	25,000	N/A
8/1/2021 - 6/30/2022 (i)	212,650,000	184,988	25,000	N/A
7/31/2021	212,650,000	218,218	25,000	N/A
7/31/2020	212,650,000	171,815	25,000	N/A
7/31/2019	212,650,000	176,730	25,000	N/A
7/31/2018	237,950,000	153,072	25,000	N/A
7/31/2017+	237,950,000	144,819	25,000	N/A
7/31/2016+	237,950,000	124,468	25,000	N/A
12/1/2014-7/31/2015+	237,950,000	130,743	25,000	N/A
11/30/2014+	325,000,000	108,229	25,000	N/A
11/30/2013+	325,000,000	113,443	25,000	N/A

PIMCO Corporate & Income Strategy Fund
6/30/2024	$1,075,000	$15,313,685	$25,000	N/A
6/30/2023	23,525,000	610,350	25,000	N/A
8/1/2021 - 6/30/2022 (i)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A
7/31/2019	23,525,000	653,838	25,000	N/A
7/31/2018	55,525,000	289,023	25,000	N/A
7/31/2017+	55,525,000	294,755	25,000	N/A
7/31/2016+	55,525,000	274,223	25,000	N/A
11/1/2014-7/31/2015+	169,000,000	109,336	25,000	N/A
10/31/2014+	169,000,000	113,753	25,000	N/A
10/31/2013+	169,000,000	115,565	25,000	N/A

PIMCO High Income Fund
6/30/2024	$1,675,000	$10,779,665	$25,000	N/A
6/30/2023	58,050,000	311,948	25,000	N/A
8/1/2021 - 6/30/2022 (i)	58,050,000	300,723	25,000	N/A
7/31/2021	58,050,000	366,413	25,000	N/A
7/31/2020	58,050,000	311,018	25,000	N/A
7/31/2019	58,050,000	384,900	25,000	N/A
7/31/2018	101,975,000	232,587	25,000	N/A
7/31/2017+	101,975,000	241,894	25,000	N/A
7/31/2016+	101,975,000	231,185	25,000	N/A
4/1/2015-7/31/2015+	292,000,000	104,245	25,000	N/A
3/31/2015+	292,000,000	106,324	25,000	N/A
3/31/2014+	292,000,000	112,424	25,000	N/A

PIMCO Income Strategy Fund
6/30/2024	$925,000	$8,653,090	$25,000	N/A
6/30/2023	45,200,000	188,823	25,000	N/A
8/1/2021 - 6/30/2022 (i)	45,200,000	189,645	25,000	N/A
7/31/2021	45,200,000	227,165	25,000	N/A
7/31/2020	45,200,000	188,225	25,000	N/A
7/31/2019	45,200,000	193,873	25,000	N/A
7/31/2018	51,275,000	163,725	25,000	N/A
7/31/2017+	51,275,000	168,552	25,000	N/A
7/31/2016+	51,275,000	154,837	25,000	N/A
7/31/2015+	51,275,000	166,328	25,000	N/A
7/31/2014+	78,975,000	122,004	25,000	N/A

	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Income Strategy Fund II
6/30/2024	$3,250,000	$4,699,268	$25,000	N/A
6/30/2023	87,425,000	189,850	25,000	N/A
8/1/2021 - 6/30/2022 (i)	87,425,000	191,350	25,000	N/A
7/31/2021	87,425,000	231,880	25,000	N/A
7/31/2020	87,425,000	198,210	25,000	N/A
7/31/2019	87,425,000	205,928	25,000	N/A
7/31/2018	92,450,000	187,429	25,000	N/A
7/31/2017+	92,450,000	190,527	25,000	N/A
7/31/2016+	92,450,000	175,544	25,000	N/A
7/31/2015+	92,450,000	189,105	25,000	N/A
7/31/2014+	161,000,000	124,695	25,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+
Unaudited. Information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Form N-2 (“Short Form N-2”).

*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 14, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(h)	The NAV presented may differ from the NAV reported for the same period in other Fund materials
(i)	Fiscal year end changed from July 31st to June 30th.
(j)
Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.

(k)	Fiscal year end changed from November 30th to July 31st.
(l)
Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

(m)	Fiscal year end changed from October 31st to July 31st.
(n)	Fiscal year end changed from March 31st to July 31st.
(o)
Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.

2
“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Funds’ Investment Objectives and Strategies	(Unaudited)

Unless otherwise noted, the information in this section is as of June 30, 2024.
The term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in derivatives or through its wholly-owned subsidiaries (“Subsidiaries”), if applicable. The allocation of a Fund’s assets to a Subsidiary, if applicable, will vary over time and will likely not include all of the different types of investments described herein at any given time.
PIMCO Corporate & Income Opportunity Fund (“PTY”)
Investment Objective and Policies
The Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation. The Fund seeks to achieve its investment objective by utilizing a dynamic asset allocation strategy among multiple fixed-income sectors in the global credit markets, including corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans), convertible securities and stressed debt securities issued by U.S. or foreign
(non-U.S.)
corporations or other business entities, including emerging market issuers), mortgage-related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of U.S. and foreign issuers, including emerging market issuers. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or “junk bonds”), including securities of stressed, distressed and defaulted issuers. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” below. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.
Portfolio Management Strategies
Dynamic Allocation Strategy.
 In managing the Fund, the Fund’s investment manager, Pacific Investment Management Company LLC (“PIMCO” or the “Investment Manager”), employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down
investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. The relative value assessment within fixed-income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.
 Once the Fund’s
top-down,
portfolio positioning decisions have been made as described above, PIMCO selects particular investments for the Fund by employing a bottom-up,
disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the Fund, with a focus on seeking to identify securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income-producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’ approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality.
 The Fund may invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by either S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)), or that are unrated but determined to be of comparable quality. The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S& P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in mortgage-related and other asset-backed securities regardless of rating (i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories) or that are unrated. The Fund may also invest up to 5% of its total assets in defaulted bonds when PIMCO believes that the issuer’s potential revenues and prospects for recovery are favorable, except that the Fund may invest in mortgage-related and other asset-backed securities without regard to this limit, subject to the Fund’s other investment policies. For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.
 PIMCO relies primarily on its own analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield securities and in securities of emerging market issuers.
Duration Management.
 It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund’s debt portfolio. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Funds-Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio.
PIMCO may also utilize certain strategies, including without limit investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.
Portfolio Contents
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes in a combination of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers, such as U.S. Government securities, municipal securities and mortgage-backed and other asset-backed securities issued on a public or private basis (the “80% Policy”). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers will be counted toward satisfaction of this 80% Policy. The Fund will normally invest at least 25% of its total assets in corporate debt obligations and other corporate income-producing securities. Corporate income-producing securities include fixed-, variable- and floating-rate bonds, debentures, notes and other similar types of corporate debt instruments, such as preferred shares, convertible securities, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans) and loan participations and assignments, payment-in-kind
securities,
step-ups,
zero-coupon
bonds, bank capital securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, stressed debt securities, structured notes and other hybrid instruments. Certain corporate income-producing securities, such as convertible bonds, also may include the right to participate in equity appreciation, and PIMCO will generally evaluate those instruments based primarily on their debt characteristics. In satisfying the Fund’s 80% Policy, the Fund may invest in mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls/buybacks, CMO residuals, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, debt instruments, including, without limitation, bonds, debentures, notes, and other debt securities of U.S. and foreign
(non-U.S.)
corporate and other issuers, including commercial paper; obligations of foreign governments or their sub-divisions,
agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); inflation-indexed bonds issued by both governments and corporations; insurance-linked instruments, catastrophe bonds and other event-linked bonds; credit-linked trust certificates; structured notes, including hybrid or indexed securities; credit-linked notes; structured credit products; loans (including, among others, and without limitation as to a loan’s level of seniority within a capital structure, senior loans, subordinated loans, mezzanine loans, delayed draw and delayed funding loans, covenant-lite obligations, revolving credit facilities and loan participations and assignments); preferred securities and convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security) and contingent convertible securities. The Fund may invest in debt securities of stressed, distressed and defaulted issuers. For tax or other structuring reasons, the Fund may purchase a loan or debt investment structured as an equity interest (e.g., a joint venture interest). Subject to the investment limitations described above, at any given time and from time to time, substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in various levels of the capital structure of an issuer of mortgage-backed or asset-backed securities (including collateralized bond obligations, collateralized loan obligations (“CLOs”) and other collateralized debt obligations), including the equity or “first loss” tranche. The Fund may invest in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues. For the avoidance of doubt, equity or “first loss” tranches of mortgage-backed or asset-backed securities do not constitute equity interests for purposes of the Fund’s 20% limit on investments in equity interests described below. The Fund may also invest, as a third party purchaser, in risk retention tranches of CMBS or other eligible securitizations, which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act. The rate of interest on an income-producing security may be fixed, floating or variable, and may move in the opposite direction to interest rates generally or the interest rate on another security or index (i.e., inverse floaters).
The Fund may invest without limit in
non-U.S.
dollar denominated securities (of both developed and emerging market countries), including obligations of
non-U.S.
governments and their respective
sub-divisions,
agencies and government-sponsored enterprises. The Fund may invest up to 40% of its total assets in securities and instruments that are economically tied to emerging market countries, except the Fund may invest without limit in investment grade sovereign debt denominated in the relevant country’s local currency with less than 1 year remaining to maturity issued by emerging market issuers. The Fund may also invest directly in foreign currencies, including local emerging market currencies.
The Fund may, but is not required to, utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund may invest up to 20% of its total assets in common stocks and other equity securities from time to time, including those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security. Common stocks include common shares and other common equity interest issued by public or private issuers.
The Fund may invest in securities that have not been registered for public sale in the U.S. or relevant
non-U.S.
jurisdictions, including without limit securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, or relevant provisions of applicable
non-U.S.
law, and other securities issued in private placements. The Fund may invest in securities of other open- or closed-end
investment companies (including those advised by PIMCO), including, without limitation, exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objectives, strategies and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure or for cash management purposes, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities. The Fund treats its investments in other investment companies that invest primarily in types of securities in which the Fund may invest directly as investments in such types of securities for purposes of the Fund’s investment policies (e.g., the Fund’s investment in an investment company that invests primarily in debt securities will be treated by the Fund as an investment in a debt security). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments. The Fund may invest in real estate investment trusts. The Fund may invest in securities of companies with any market capitalization, including small and medium capitalizations.
The Fund may invest without limit in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment).
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time.
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.
The Fund may lend its portfolio securities to brokers, dealers or other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.
In connection with rating the Fund’s outstanding auction rate preferred shares of beneficial interest (“ARPS” and, together with any other preferred shares the Fund may have outstanding, “Preferred Shares”), Moody’s imposes asset coverage tests and other restrictions that may limit the Fund’s ability to engage in certain of the transactions described above.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
Temporary defensive investments.
 The Fund may make short-term investments when attempting to respond to adverse market, economic, political, or other conditions, as determined by PIMCO. When PIMCO deems it appropriate to do so, the Fund may, for temporary defensive purposes, deviate from its investment strategy by investing some or all of its total assets in investments such as high grade debt securities, including high quality, short-term debt securities, and cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Use of Leverage
The Fund currently utilizes leverage principally through its outstanding Preferred Shares and reverse repurchase agreements and may also obtain additional leverage through dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper and/or other credit facilities. The amount of leverage the Fund utilizes may vary but total leverage resulting from the issuance of Preferred Shares and senior securities representing indebtedness of the Fund will not exceed 50% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales, when-issued, delayed delivery and forward commitment transactions and selling credit default swaps. The Fund may also determine to issue other types of preferred shares.
The Fund utilizes certain kinds of leverage, such as reverse repurchase agreements and selling credit default swaps, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to decrease the leverage it currently maintains through its outstanding Preferred Shares through Preferred Shares redemptions or tender offers and may or may not determine to replace such leverage through other sources.
The Fund also may borrow money for temporary purposes, to add leverage to the portfolio or for the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.
PIMCO Corporate & Income Strategy Fund (“PCN”)
Investment Objectives and Policies
The Fund’s primary investment objective is to seek high current income. Capital preservation and appreciation are secondary objectives.
The Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy that focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors. The Fund normally invests in a portfolio that consists primarily of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers. In managing the Fund, PIMCO, the Fund’s investment manager, employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” below. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.
Portfolio Management Strategies
Dynamic Allocation Strategy.
 In managing the Fund, the Fund’s investment manager, PIMCO employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down
investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. PIMCO may choose to focus on particular countries/regions (e.g., U.S. vs. foreign), asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. For example, subject to the Fund’s investment policies and limitations, the Fund may invest a substantial portion of its total assets in mortgage-related and other asset-backed securities, which investments PIMCO may choose to increase or decrease, or eliminate entirely, over time and from time to time. The relative value assessment within fixed-income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.
 Once the Fund’s
top-down,
portfolio positioning decisions have been made as described above, PIMCO selects particular investments for the Fund by employing a bottom-up,
disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the Fund, with a focus on seeking to identify securities and other instruments with solid and/or improving fundamentals. PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income-producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’ approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality.
 The Fund may invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by either S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)), or that are unrated but determined by PIMCO to be of comparable quality. The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in mortgage-related and other asset-backed securities regardless of rating (i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories) or that are unrated. The Fund may also invest up to 5% of its total assets in defaulted bonds when PIMCO believes that the issuer’s potential revenues and prospects for recovery are favorable, except that the

Fund may invest in mortgage-related and other asset-backed securities without regard to this limit, subject to the Fund’s other investment policies. For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
I
ndependent Credit Analysis.
 PIMCO relies primarily on its own analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries and/or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield securities and in securities of emerging market issuers.
Duration Management.
 It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8%
decrease in the value of the Fund’s debt portfolio. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. For example, if the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a 1% increase in the value of the Fund’s debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Funds-Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio.
PIMCO may also utilize certain strategies, including without limit investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.
Portfolio Contents
Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets plus borrowings for investment purposes in a combination of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers, such as U.S. Government securities, municipal securities and mortgage-backed and other asset-backed securities issued on a public or private basis (the “80% Policy”). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers will be counted toward satisfaction of this 80% Policy. The Fund will normally invest at least 25% of its total assets in corporate debt obligations and other corporate income-producing securities. Corporate income-producing securities include fixed-, variable- and floating-rate bonds, debentures, notes and other similar types of corporate debt instruments, such as preferred shares, convertible securities, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans) and loan participations and assignments, payment-in-kind
securities,
step-ups,
zero-coupon
bonds, bank capital securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, stressed debt securities, structured notes and other hybrid instruments. Certain corporate income-producing securities, such as convertible bonds, also may include the right to participate in equity appreciation, and PIMCO will generally evaluate those instruments based primarily on their debt characteristics. In satisfying the Fund’s 80% Policy, the Fund may invest in mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls/buybacks, CMO residuals, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, debt instruments, including, without limitation, bonds, debentures, notes, and other debt securities of U.S. and foreign
(non-U.S.)
corporate and other issuers, including commercial paper; obligations of foreign governments or their sub-divisions,
agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); inflation-indexed bonds issued by both governments and corporations; insurance-linked instruments, catastrophe bonds and other event-linked bonds; credit-linked trust certificates; structured notes, including hybrid or indexed securities; credit-linked notes; structured credit products; loans (including, among others, and without limitation as to a loan’s level of seniority within a capital structure, senior loans, subordinated loans, mezzanine loans, delayed draw and delayed funding loans, covenant-lite obligations, revolving credit facilities and loan participations and assignments); preferred securities and convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security) and contingent convertible securities. The Fund may invest in debt securities of stressed, distressed and defaulted issuers. For tax or other structuring reasons, the Fund may purchase loan or debt investment structured as an equity interest (e.g., a joint venture interest). Subject to the investment limitations described above, at any given time and from time to time, substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in various levels of the capital structure of an issuer of mortgage-backed or asset-backed securities (including collateralized bond obligations, collateralized loan obligations (“CLOs”) other collateralized debt obligations), including the equity or “first loss” tranche. The Fund may invest in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues. For the avoidance of doubt, equity or “first loss” tranches of mortgage-backed or asset-backed securities do not constitute equity interests for purposes of the Fund’s 20% limit on investments in equity interests described below. The Fund may also invest, as a third party purchaser, in risk retention tranches of CMBS or other eligible securitizations, which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act. The rate of interest on an income-producing security may be fixed, floating or variable, and may move in the opposite direction to interest rates generally or the interest rate on another security or index (i.e., inverse floaters).
The Fund may invest without limit in
non-U.S.
dollar denominated securities (of both developed and emerging market countries), including obligations of
non-U.S.
governments and their respective
sub-divisions,
agencies and government-sponsored enterprises. The Fund may invest up to 40% of its total assets in securities and instruments that are economically tied to emerging market countries, except the Fund may invest without limit in investment grade sovereign debt denominated in the relevant country’s local currency with less than 1 year remaining to maturity issued by emerging market issuers. The Fund may also invest directly in foreign currencies, including local emerging market currencies.
The Fund may, but is not required to, utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund may invest up to 20% of its total assets in common stocks and other equity securities from time to time, including those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security.
Common stocks include common shares and other common equity interest issued by public or private issuers.
The Fund may invest in securities that have not been registered for public sale in the U.S. or relevant
non-U.S.
jurisdictions, including without limit securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, or relevant provisions of applicable
non-U.S.
law, and other securities issued in private placements. The Fund may invest in securities of other open- or closed-end
investment companies (including those advised by PIMCO), including, without limitation, exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objectives, strategies and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure or for cash management purposes, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities. The Fund treats its investments in other investment companies that invest primarily in types of securities in which the Fund may invest directly as investments in such types of securities for purposes of the Fund’s investment policies (e.g., the Fund’s investment in an investment company that invests primarily in debt securities will be treated by the Fund as an investment in a debt security). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments. The Fund may invest in real estate investment trusts. The Fund may invest in securities of companies with any market capitalization, including small and medium capitalizations.
The Fund may invest without limit in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment).
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time.
The Fund may lend its portfolio securities to brokers, dealers or other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements.
In connection with rating the Fund’s outstanding auction rate preferred shares of beneficial interest (“ARPS” and, together with any other preferred shares the Fund may have outstanding, “Preferred Shares”), Moody’s and Fitch impose asset coverage tests and other restrictions that may limit the Fund’s ability to engage in certain of the transactions described above.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
Temporary defensive investments.
 The Fund may make short-term investments when attempting to respond to adverse market, economic, political, or other conditions, as determined by PIMCO. When PIMCO deems it appropriate to do so, the Fund may, for temporary defensive purposes, deviate from its investment strategy by investing some or all of its total assets in investments such as high grade debt securities, including high quality, short-term debt securities, and cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Use of Leverage
The Fund currently utilizes leverage principally through its outstanding Preferred Shares and reverse repurchase agreements and may also obtain additional leverage through dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper and/or other credit facilities. The amount of leverage the Fund utilizes may vary but total leverage resulting from the issuance of Preferred Shares and senior securities representing indebtedness of the Fund will not exceed 50% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, selling credit default swaps, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions. The Fund may also determine to issue other types of preferred shares.

The Fund utilizes certain kinds of leverage, such as reverse repurchase agreements and credit default swaps, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to decrease the leverage it currently maintains through its outstanding Preferred Shares through Preferred Shares redemptions or tender offers and may or may not determine to replace such leverage through other sources.
The Fund also may borrow money for temporary purposes, to add leverage to the portfolio or for the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.
PIMCO High Income Fund (“PHK”)
Investment Objectives and Policies
The Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.
The Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy among multiple fixed income sectors in the global credit markets, which may include corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans), convertible securities and stressed debt securities issued by U.S. or foreign
(non-U.S.)
corporations or other business entities, including emerging market issuers), mortgage-related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of U.S. and foreign issuers, including emerging market issuers. Aiming to identify securities that provide high current income and/or capital appreciation, the Fund focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors as well as other risk management techniques designed to manage default risk. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or “junk bonds”), including securities of stressed, distressed and defaulted issuers. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.
Portfolio Management Strategies
Dynamic Allocation Strategy.
 In managing the Fund, the Fund’s investment manager, PIMCO, employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down
investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. The relative value assessment within fixed-income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.
 Once the Fund’s
top-down,
portfolio positioning decisions have been made as described above, PIMCO selects particular investments for the Fund by employing a bottom-up,
disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the Fund, with a focus on seeking to identify securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income-producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’ approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality.
 The Fund may invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by either S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)), or that are unrated but determined by PIMCO to be of comparable quality. The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in mortgage-related and other asset-backed securities regardless of rating (i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest any portion of its assets (or none) in issuers of any credit quality (including bonds in the lowest ratings categories). For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.
 PIMCO relies primarily on its own analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield securities and in securities of emerging market issuers.
Duration Management.
 It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund’s debt portfolio. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. If the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a 1% increase in the value of the Fund’s debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Funds-Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio. PIMCO may also utilize certain strategies, including without limitation investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.
Portfolio Contents
Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in, among other things, a combination of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate
issuers, such as U.S. Government securities, municipal securities and mortgage-backed and other asset-backed securities issued on a public or private basis. Corporate-income producing securities may include fixed-, variable- and floating-rate bonds, debentures, notes and other similar types of corporate debt instruments, such as preferred shares, convertible securities, loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans) and loan participations and assignments, payment-in-kind
securities,
step-ups,
zero-coupon
bonds, bank certificates of deposit, fixed time deposits and bankers’ acceptances, stressed debt securities, structured notes and other hybrid instruments. Certain corporate income-producing securities, such as convertible bonds, also may include the right to participate in equity appreciation, and PIMCO will generally evaluate those instruments based primarily on their debt characteristics. The Fund may invest in mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls/buybacks, CMO residuals, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, debt instruments, including, without limitation, bonds, debentures, notes, and other debt securities of U.S. and foreign
(non-U.S.)
corporate and other

issuers, including commercial paper; obligations of foreign governments or their sub-divisions,
agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or indexed securities; insurance-linked instruments, catastrophe bonds and other event-linked bonds; credit-linked notes; credit-linked trust certificates; structured credit products; loans (including, among others, and without limitation as to a loan’s level of seniority within a capital structure, senior loans, subordinated loans, mezzanine loans, delayed draw and delayed funding loans, covenant-lite obligations, credit facilities and loan participations and assignments); preferred securities and convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security) and contingent convertible securities. The Fund may invest in debt securities of stressed, distressed and defaulted issuers. For tax or other structuring reasons, the Fund may purchase loan or debt investment structured as an equity interest (e.g., a joint venture interest). Subject to the investment limitations described above, at any given time and from time to time, substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in various levels of the capital structure of an issuer of mortgage-backed or asset-backed securities (including collateralized bond obligations, collateralized loan obligations (“CLOs”) and other collateralized debt obligations), including the equity or “first loss” tranche. The Fund may invest in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues. For the avoidance of doubt, equity or “first loss” tranches of mortgage-backed or asset-backed securities do not constitute equity interests for purposes of the Fund’s 20% limit on investments in equity interests described below. The Fund may also invest, as a third party purchaser, in risk retention tranches of CMBS or other eligible securitizations, which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act. The rate of interest on an income-producing security may be fixed, floating or variable, and may move in the opposite direction to interest rates generally or the interest rate on another security or index (i.e., inverse floaters).
The Fund may invest without limit in
non-U.S.
dollar denominated securities (of both developed and emerging market countries), including obligations of
non-U.S.
governments and their respective
sub-divisions,
agencies and government-sponsored enterprises. The Fund may invest up to 40% of its total assets in securities and instruments that are economically tied to emerging market countries, except the Fund may invest without limit in investment grade sovereign debt denominated in the relevant country’s local currency with less than 1 year remaining to maturity issued by emerging market issuers. The Fund may also invest directly in foreign currencies, including local emerging market currencies.
The Fund may, but is not required to, utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund may invest up to 20% of its total assets in common stocks and other equity securities from time to time, including those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security. Common stocks include common shares and other common equity interest issued by public or private issuers. The Fund may invest up to 20% of its total assets in bank loans.
The Fund may invest in securities that have not been registered for public sale in the U.S. or relevant
non-U.S.
jurisdictions, including without limit securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, or relevant provisions of applicable
non-U.S.
law, and other securities issued in private placements. The Fund may invest in securities of other open- or closed-end
investment companies (including those advised by PIMCO), including, without limitation, exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objectives, strategies and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure or for cash management purposes, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities. The Fund treats its investments in other investment companies that invest primarily in types of securities in which the Fund may invest directly as investments in such types of securities for purposes of the Fund’s investment policies (e.g., the Fund’s investment in an investment company that invests primarily in debt securities will be treated by the Fund as an investment in a debt security). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments.
The Fund may invest in real estate investment trusts. The Fund may invest in securities of companies with any market capitalization, including small and medium capitalizations.
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time.
The Fund may lend its portfolio securities to brokers, dealers or other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.
The Fund may invest without limitation in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment).
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements.
In connection with rating the Fund’s outstanding auction rate preferred shares of beneficial interest (“ARPS” and, together with any other preferred shares the Fund may have outstanding, “Preferred Shares”), Moody’s and Fitch impose asset coverage tests and other restrictions that may limit the Fund’s ability to engage in certain of the transactions described above.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
Temporary defensive investments.
 The Fund may make short-term investments when attempting to respond to adverse market, economic, political, or other conditions, as determined by PIMCO.
Upon PIMCO’s recommendation, for temporary defensive purposes and in order to keep the Fund’s cash fully invested, the Fund may deviate from its investment objectives and policies and invest some or all of its net assets in investments of non-corporate
issuers, including high quality, short-term debt securities. The Fund may not achieve its investment objectives when it does so.
Use of Leverage
The Fund currently utilizes leverage principally through its outstanding Preferred Shares and reverse repurchase agreements and may also obtain additional leverage through dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper and/or credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales, when-issued, delayed delivery and forward commitment transactions and selling credit default swaps. The Fund may also determine to issue other types of preferred shares. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
The Fund utilizes certain kinds of leverage, such as reverse repurchase agreements and selling credit default swaps, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to decrease the leverage it currently maintains through its outstanding Preferred Shares through Preferred Shares redemptions or tender offers and may or may not determine to replace such leverage through other sources.

The Fund also may borrow money for temporary purposes, to add leverage to the portfolio or for the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.
PIMCO Income Strategy Fund (“PFL”)
Investment Objectives and Policies
The Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
The Fund seeks to achieve its investment objective by utilizing a dynamic asset allocation strategy that focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors. The Fund normally invests in a diversified portfolio of floating and/or fixed rate debt instruments. In managing the Fund, PIMCO, the Fund’s investment manager, employs an active approach to allocation among multiple fixed-income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. The Fund focuses on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” below. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.
Portfolio Management Strategies
Dynamic Allocation Strategy.
 In managing the Fund, PIMCO employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down
investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The Fund has the flexibility to allocate assets in varying proportions among floating- and fixed-rate debt instruments, as well as among investment-grade and non-investment
grade securities. It may focus more heavily or exclusively on an asset class at any time, based on assessments of relative values, market conditions and other factors. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. The relative value assessment within fixed-income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.
 Once the Fund’s
top-down,
portfolio positioning decisions have been made as described above, PIMCO selects particular investments for the Fund by employing a bottom-up,
disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the Fund, with a focus on seeking to identify securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income-producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’ approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality.
 The Fund may invest without limit in debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by either S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or that are unrated but judged by PIMCO to be of comparable quality (commonly referred to as “high yield” securities or “junk bonds”). The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in mortgage-related and other asset-backed securities regardless of rating (i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories and securities that are in default or the issuers of which are in bankruptcy). For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.
 PIMCO relies primarily on its own analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in floating rate loans, high yield securities and in securities of emerging market issuers.
Duration Management.
 It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund’s debt portfolio. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. For example, if the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a 1% increase in the value of the Fund’s debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Funds-Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio.
PIMCO may also utilize certain strategies, including without limit investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.
Portfolio Contents
The Fund seeks to achieve its investment objective by ordinarily investing in a diversified portfolio of floating- and/or fixed-rate debt instruments. The Fund may invest a substantial portion of its floating-rate assets in floating-rate loans. Other floating-rate debt instruments in which the Fund may invest include insurance-linked instruments, catastrophe bonds and other event-linked bonds, bank capital securities, unsecured and/or secured loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans), corporate bonds and other debt securities, money market instruments and certain types of mortgage-backed and other asset-backed securities that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also considers floating-rate assets to include securities with durations of less than or equal to one year and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund also may invest in a wide variety of fixed-rate debt securities, including corporate bonds and mortgage-backed and other asset-backed securities issued on a public or private basis, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls/buybacks, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund may make use of a variety of other instruments, including collateralized bond obligations, collateralized loan obligations (“CLOs”), collateralized debt obligations, preferred securities, commercial paper, zero-coupon
and inflation-indexed bonds, bank certificates of deposit, fixed time deposits and bankers’ acceptances, real estate investment trusts (“REITs”), bonds, debentures, notes, and other debt securities of U.S. and foreign
(non-U.S.)
corporate and other issuers; obligations of foreign governments or their sub-divisions,
agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or indexed securities; credit-linked notes; structured credit products; loans (including, among others, and without limitation as to a loan’s level of seniority within a capital structure, senior loans, subordinated loans, mezzanine loans, delayed draw and delayed funding loans, covenant-lite obligations, revolving credit facilities and loan participations and assignments); preferred securities and convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security) and contingent convertible securities. Certain debt instruments, such as convertible bonds, also may include the right to participate in equity appreciation. The principal and/or interest rate on some debt instruments may be determined by reference to the performance of a benchmark asset or market, such as an index of securities, or the differential performance of two assets or markets, such as the level of exchange rates between the U.S. dollar and a foreign currency or currencies. The Fund may invest in debt securities of stressed, distressed and defaulted issuers. For tax or other structuring reasons, the Fund may purchase loan or debt investment structured as an equity interest (e.g., a joint venture interest).
Subject to the Fund’s investment limitations, at any given time and from time to time, substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in various levels of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche. The Fund may invest in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues. For the avoidance of doubt, equity or “first loss” tranches of mortgage-backed or asset-backed securities do not constitute equity interests for purposes of the Fund’s 20% limit on investments in equity interests described below. The Fund may also invest, as a third party purchaser, in risk retention tranches of CMBS or other eligible securitizations, which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act. The rate of interest on an income-producing security may be fixed, floating or variable.
The Fund invests predominantly in U.S. dollar-denominated debt securities, which may include those issued by foreign corporations or supra-national government agencies. The Fund may invest without limit in
non-U.S.
dollar denominated securities (of both developed and emerging market countries), including obligations of
non-U.S.
governments and their respective
sub-divisions,
agencies and government-sponsored enterprises. The Fund may invest up to 40% of its total assets in securities and instruments that are economically tied to emerging market countries, except the Fund may invest without limit in investment grade sovereign debt denominated in the relevant country’s local currency with less than 1 year remaining to maturity issued by emerging market issuers. The Fund may also invest directly in foreign currencies, including local emerging market currencies.
The Fund may invest up to 20% of its total assets in common stocks and other equity securities from time to time, including those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security. Common stocks include common shares and other common equity interest issued by public or private issuers.
The Fund may, but is not required to, utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts.
The Fund has a policy not to concentrate investments in any particular industry, but may (consistent with that policy) invest up to 25% of its assets in any particular industry, and may invest a substantial portion of its assets in companies in related sectors, such as those in the banking or financial services sectors, which may share common characteristics and are often subject to similar business risks and regulatory burdens.
The Fund may invest in securities that have not been registered for public sale in the U.S. or relevant
non-U.S.
jurisdictions, including without limit securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended, or relevant provisions of applicable
non-U.S.
law, and other securities issued in private placements. The Fund may invest in securities of other open- or closed-end
investment companies (including those advised by PIMCO), including, without limitation, exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objectives, strategies and policies and permissible under the 1940 Act.

The Fund may invest in other investment companies to gain broad market or sector exposure or for cash management purposes, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities. The Fund treats its investments in other investment companies that invest primarily in types of securities in which the Fund may invest directly as investments in such types of securities for purposes of the Fund’s investment policies (e.g., the Fund’s investment in an investment company that invests primarily in debt securities will be treated by the Fund as an investment in a debt security). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments. The Fund may invest in REITs. The Fund may invest in securities of companies of any market capitalization, including small and medium capitalizations.
The Fund may invest without limit in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment).
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time.
The Fund may lend its portfolio securities to brokers, dealers or other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.
In connection with rating the Fund’s outstanding auction rate preferred shares of beneficial interest (“ARPS” and, together with any other preferred shares the Fund may have outstanding, “Preferred Shares”), Moody’s and Fitch impose asset coverage tests and other restrictions that may limit the Fund’s ability to engage in certain of the transactions described above.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
Temporary defensive investments
. The Fund may make short-term investments when attempting to respond to adverse market, economic, political, or other conditions, as determined by PIMCO. When PIMCO deems it appropriate to do so, the Fund may, for temporary defensive purposes, deviate from its investment strategy by investing some or all of its total assets in investments such as high grade debt securities, including high quality, short-term debt securities, and cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Use of Leverage
The Fund currently utilizes leverage principally through reverse repurchase agreements and may also obtain additional leverage through the issuance of Preferred Shares and the use of dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper, other credit facilities and/or other transactions. The amount of leverage the Fund utilizes may vary but total leverage resulting from the issuance of Preferred Shares and senior securities representing indebtedness of the Fund will not exceed 50% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales, when-issued, delayed delivery and forward commitment transactions and selling credit default swaps. The Fund may also determine to issue other types of preferred shares and senior securities to add leverage to its portfolio.

The Fund utilizes certain kinds of leverage, such as reverse repurchase agreements and selling credit default swaps, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to decrease the leverage it currently maintains through its outstanding Preferred Shares through Preferred Shares redemptions or tender offers and may or may not determine to replace such leverage through other sources.
The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.
PIMCO Income Strategy Fund II (“PFN”)
Investment Objectives and Policies
The Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
The Fund seeks to achieve its investment objective by utilizing a dynamic asset allocation strategy that focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors. The Fund normally invests in a diversified portfolio of floating and/or fixed rate debt instruments. In managing the Fund, PIMCO, the Fund’s investment manager, employs an active approach to allocation among multiple fixed-income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. The Fund focuses on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” below. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.
Portfolio Management Strategies
Dynamic Allocation Strategy.
 In managing the Fund, PIMCO employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down
investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The Fund has the flexibility to allocate assets in varying proportions among floating- and fixed-rate debt instruments, as well as among investment-grade and non-investment
grade securities. It may focus more heavily or exclusively on an asset class at any time, based on assessments of relative values, market conditions and other factors. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. The relative value assessment within fixed-income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies
. Once the Fund’s
top-down,
portfolio positioning decisions have been made as described above, PIMCO selects particular investments for the Fund by employing a bottom-up,
disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the Fund, with a focus on seeking to identify securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income-producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’ approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.
Credit Quality
. The Fund may invest without limit in debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by either S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or that are unrated but judged by PIMCO to be of comparable quality (commonly referred to as “high yield” securities or “junk bonds”).The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in mortgage-related and other asset-backed securities regardless of rating (i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories and securities that are in default or the issuers of which are in bankruptcy). For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.
 PIMCO relies primarily on its own analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in floating rate loans, high yield securities and in securities of emerging market issuers.
Duration Management.
 It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund’s debt portfolio. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. For example, if the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a 1% increase in the value of the Fund’s debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Funds-Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio.
PIMCO may also utilize certain strategies, including without limit investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.
Portfolio Contents
The Fund seeks to achieve its investment objective by ordinarily investing in a diversified portfolio of floating- and/or fixed-rate debt instruments. The Fund may invest a substantial portion of its floating-rate assets in floating-rate loans. Other floating-rate debt instruments in which the Fund may invest include insurance-linked instruments, catastrophe bonds and other event-linked bonds, bank capital securities, unsecured and/or secured loans (including, but not limited to, bank and/or other syndicated loans and non-syndicated
(private direct) loans), corporate bonds and other debt securities, money market instruments and certain types of mortgage-backed and other asset-backed securities that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also considers floating-rate assets to include securities with durations of less than or equal to one year and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund also may invest in a wide variety of fixed-rate debt securities, including corporate bonds and mortgage-backed and other asset-backed securities issued on a public or private basis, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls/buybacks, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund may make use of a variety of other instruments, including collateralized bond obligations, collateralized loan obligations (“CLOs”), collateralized debt obligations, preferred securities, commercial paper, zero-coupon
and inflation-indexed bonds, bank certificates of deposit, fixed time deposits and bankers’ acceptances, real estate investment trusts (“REITs”), bonds, debentures, notes, and other debt securities of U.S. and foreign
(non-U.S.)
corporate and other issuers; obligations of foreign governments or their sub-divisions,
agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or indexed securities; credit-linked notes; structured credit products; loans (including, among others, and without limitation as to a loan’s level of seniority within a capital structure, senior loans, subordinated loans, mezzanine loans, delayed draw and delayed funding loans, covenant-lite obligations, revolving credit facilities and loan participations and assignments); preferred securities and convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security) and contingent convertible securities. Certain debt instruments, such as convertible bonds, also may include the right to participate in equity appreciation. The principal and/or interest rate on some debt instruments may be determined by reference to the performance of a benchmark asset or market, such as an index of securities, or the differential performance of two assets or markets, such as the level of exchange rates between the U.S. dollar and a foreign currency or currencies. The Fund may invest in debt securities of stressed, distressed and defaulted issuers. For tax or other structuring reasons, the Fund may purchase loan or debt investment structured as an equity interest (e.g., a joint venture interest).
Subject to the Fund’s investment limitations, at any given time and from time to time, substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in various levels of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche. The Fund may invest in unsecured loans and subordinated or mezzanine obligations, including second and lower lien loans and the mezzanine and equity (or “first loss”) tranches of CLO issues. For the avoidance of doubt, equity or “first loss” tranches of mortgage-backed or asset-backed securities do not constitute equity interests for purposes of the Fund’s 20% limit on investments in equity interests described below. The Fund may also invest, as a third party purchaser, in risk retention tranches of CMBS or other eligible securitizations, which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act. The rate of interest on an income-producing security may be fixed, floating or variable.
The Fund invests predominantly in U.S. dollar-denominated debt securities, which may include those issued by foreign corporations or supra-national government agencies. The Fund may invest without limit in
non-U.S.
dollar denominated securities (of both developed and emerging market countries), including obligations of
non-U.S.
governments and their respective
sub-divisions,
agencies and government-sponsored enterprises. The Fund may invest up to 40% of its total assets in securities and instruments that are economically tied to emerging market countries except the Fund may invest without limit in investment grade sovereign debt denominated in the relevant country’s local currency with less than 1 year remaining to maturity issued by emerging market issuers. The Fund may also invest directly in foreign currencies, including local emerging market currencies.
The Fund may invest up to 20% of its total assets in common stocks and other equity securities from time to time, including those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security. Common stocks include common shares and other common equity interest issued by public or private issuers.
The Fund may, but is not required to, utilize various derivative strategies (both long and short positions) involving the purchase or sale of futures and forward contracts (including foreign currency exchange contracts), call and put options, credit default swaps, total return swaps, basis swaps and other swap agreements and other derivative instruments for investment purposes, leveraging purposes or in an attempt to hedge against market, credit, interest rate, currency and other risks in the portfolio. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts.
The Fund has a policy not to concentrate investments in any particular industry, but may (consistent with that policy) invest up to 25% of its assets in any particular industry, and may invest a substantial portion of its assets in companies in related sectors, such as those in the banking or financial services sectors, which may share common characteristics and are often subject to similar business risks and regulatory burdens.

The Fund may invest in securities that have not been registered for public sale in the U.S. or relevant
non-U.S.
jurisdictions, including without limit securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended, or relevant provisions of applicable
non-U.S.
law, and other securities issued in private placements. The Fund may invest in securities of other open- or closed-end
investment companies (including those advised by PIMCO), including, without limitation, exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objectives, strategies and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure or for cash management purposes, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use by certain registered investment companies advised by PIMCO in connection with their cash management activities. The Fund treats its investments in other investment companies that invest primarily in types of securities in which the Fund may invest directly as investments in such types of securities for purposes of the Fund’s investment policies (e.g., the Fund’s investment in an investment company that invests primarily in debt securities will be treated by the Fund as an investment in a debt security). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments. The Fund may invest in REITs. The Fund may invest in securities of companies of any market capitalization, including small and medium capitalizations.
The Fund may invest without limit in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment).
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time.
The Fund may lend its portfolio securities to brokers, dealers or other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.
In connection with rating the Fund’s outstanding auction rate preferred shares of beneficial interest (“ARPS” and, together with any other preferred shares the Fund may have outstanding, “Preferred Shares”), Moody’s and Fitch impose asset coverage tests and other restrictions that may limit the Fund’s ability to engage in certain of the transactions described above.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
Temporary defensive investments.
The Fund may make short-term investments when attempting to respond to adverse market, economic, political, or other conditions, as determined by PIMCO. When PIMCO deems it appropriate to do so, the Fund may, for temporary defensive purposes, deviate from its investment strategy by investing some or all of its total assets in investments such as high grade debt securities, including high quality, short-term debt securities, and cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Use of Leverage
The Fund currently utilizes leverage principally through reverse repurchase agreements and may also obtain additional leverage through the issuance of Preferred Shares and the use of dollar rolls/buybacks or borrowings, such as through bank loans or commercial paper, other credit facilities and/or other transactions. The amount of leverage the Fund utilizes may vary but total leverage resulting from the issuance of Preferred Shares and senior securities representing indebtedness of the Fund will not exceed 50% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. Leveraging is a speculative technique and there are special risks and costs involved.

There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures and forward contracts (including foreign currency exchange contracts), total return swaps and other derivative transactions, loans of portfolio securities, short sales, when-issued, delayed delivery and forward commitment transactions and selling credit default swaps. The Fund may also determine to issue other types of preferred shares and senior securities to add leverage to its portfolio.
The Fund utilizes certain kinds of leverage, such as reverse repurchase agreements and selling credit default swaps, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of such leverage over time and from time to time based on PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to decrease the leverage it currently maintains through its outstanding Preferred Shares through Preferred Shares redemptions or tender offers and may or may not determine to replace such leverage through other sources.
The Fund also may borrow money in order to repurchase its shares or as a te
m
porary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.

Risk Factors [Table Text Block]

Principal Risks of the Funds	( Unaudited )

The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” Each Fund is subject to the principal risks indicated below, as applicable, whether through direct or indirect investments, investments by a subsidiary (if applicable) or derivative positions, as applicable. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time.
Anti-Takeover Provisions
The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), as applicable, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end
status. These provisions in the Declaration of Trust could have the effect of depriving the holders of the Fund’s common shares of beneficial interest (“Common Shares”) of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at NAV.
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that PIMCO may make less than optimal or poor asset allocation decisions. PIMCO employs an active approach to allocation among multiple fixed-income sectors within a Fund’s investment objectives and strategies, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an investment that performs poorly, underperforms other investments under various market conditions, or underperforms as compared to funds with similar investment objectives and strategies. You could lose money on your investment in the Fund as a result of these allocation decisions.
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment
Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset Management”), with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset Management is PIMCO LLC’s managing member and direct parent entity. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on
co-investment
with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent a fund relies on such relief, permits it to (among other things)
co-invest
alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates , subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes a number of conditions on any
co-investments
made in reliance on such relief that may limit or restrict a fund’s ability to participate in an investment or require it to participate in an investment to a lesser extent, which could negatively impact a fund’s ability to execute its desired investment strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment
exemptive relief, to the extent a fund relies on such relief, the fund will be able to invest in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.
Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
CBOs, CLOs and CDOs may charge management fees and administrative expenses. For CBOs, CLOs and CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO, CBO and CDO trust typically has higher credit ratings and lower yields than the underlying securities. CLO, CBO and CDO tranches, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO, CBO or other CDO securities. The risks of an investment in a CLO, CBO or other CDO depend largely on the type of the collateral securities and the class/tranche of the instrument in which the Fund invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. Investments in CLOs, CBOs and CDOs may be or become illiquid. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures, PIMCO may (but is not required to) seek to avoid receipt of Confidential Information from the issuer so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Contingent Convertible Securities Risk
Contingent convertible securities (“CoCos”) have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into
equity or
have
their principal written down (including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up
of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations and CoCos may also be treated as junior to an issuer’s other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.
Convertible Securities Risk
Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the Fund enters

into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
“Covenant-Lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling
or
refinancing
its
obligations.
CSDR Related Risk
The European Union has adopted a settlement discipline regime under Regulation (EU) No 909/2014 and the Settlement Discipline RTS as they may be modified from time to time (“CSDR”), which will have phased compliance dates. It aims to reduce the number of settlement fails that occur in EEA central securities depositories (“CSDs”) and address settlement fails where they occur. The key elements of the regime are: (i) mandatory buy-ins
- if a settlement fail continues for a specified period of time after the intended settlement date, a buy-in
process must be initiated to effect the settlement; (ii) cash penalties - EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants; and (iii) allocations and confirmations - EEA investment firms are required to take measures to prevent settlement fails, including putting in place arrangements with their professional clients to communicate securities allocations and transaction confirmations. These requirements apply to transactions in transferable securities (e.g., shares and bonds), money market instruments, units in funds and emission allowances that are to be settled via an EEA CSD and, in the case of cash penalties and buy-in
requirements only, are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. If the Fund enters into in-scope
transactions, the CSDR settlement discipline regime may result in increased operational and compliance costs being borne directly or indirectly by the Fund. CSDR may also affect liquidity and increase trading costs associated with relevant securities. If in-scope
transactions are subject to additional expenses and penalties as a consequence of the CSDR settlement discipline regime, such expenses and penalties may be charged to the relevant Fund.
Currency Risk
If the Fund invests directly in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, foreign
(non-U.S.)
currencies, or in derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Investments denominated in foreign
(non-U.S.)
currencies or that trade in and receive revenues in, foreign
(non-U.S.)
currencies, derivatives or
other instruments that provide exposure to foreign
(non-U.S.)
currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign
(non-U.S.)
countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign
(non-U.S.)
governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful.
Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in foreign currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund.
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service
attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers,
administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein
:
Issuer risk.
 The value of debt securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Interest rate risk.
 The market value of debt securities changes in response to interest rate changes and other
factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.
 During periods of declining interest rates, borrowers may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.
 Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.
 Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.
 The Fund may seek to adjust the duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities
(including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return. Investments in derivatives may take the form of buying and/or writing (selling) derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce current income or short-term capital gain in the form of premiums or other returns for the Fund (which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a put option may be dwarfed by the losses the Fund may incur if the put option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front
benefit, but the potential for leveraged losses. The distributions, or distribution rate, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains. The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value. The Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support distributions, even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or
non-U.S.
securities markets or the Fund’s portfolio of investments, or arising from its use of derivatives. Consequently, Fund shareholders may receive distributions subject to tax at ordinary income rates at a time when their investment in the Fund has declined in value, which may be economically similar to a taxable return of capital.
The use of derivative or other similar instruments (referred to collectively as “derivatives”) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives and other similar instruments (referred to collectively as “derivatives”), which may increase market exposure, are subject to a number of risks, including leverage risk, liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The 1940 Act and related rules no longer require asset segregation for derivatives transactions, however asset segregation and posting of collateral may still be utilized for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared
over-the
counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared
OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or credit-worthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.

Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the Fund to additional risks. In such case, the Fund may lose money.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives
used
for
hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the Fund to lose value.
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to the securities of a distressed issuer, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

Distribution Rate Risk
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons. For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Emerging Markets Risk
Foreign (non U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (i.e., the risk of a cascading collapse of multiple institutions within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding taxes on interest or dividend income generated from emerging market securities. Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into U.S. dollars (i.e., “repatriating” local currency investments or profits). Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established legal, accounting, recordkeeping and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii) potential difficulties in enforcing contractual obligations; and (viii) higher rates of inflation, higher interest rates and other economic concerns. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation; rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs
associated
with
compliance with environmental or other governmental regulations; and other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.
Foreign
(Non-U.S.)
Investment Risk
Foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign
(non-U.S.)
securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign
(non-U.S.)
market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign
(non-U.S.)
markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign
(non-U.S.)
investing in their capital markets or in certain sectors or industries. In addition, a foreign
(non-U.S.)
government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign
(non-U.S.)
investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on a Fund’s investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign
(non-U.S.)
country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign
(non-U.S.)
securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign
(non-U.S.)
currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign
(non-U.S.)
investments. Foreign
(non-U.S.)
securities may also be less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities of U.S. issuers.
The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures - which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others - and Russia’s countermeasures may negatively impact the Fund’s performance and/or ability to achieve its investment objectives. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which the Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may
be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV of the Fund’s Common Shares or Common Share dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn would generally lead to a higher non-payment
rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as
zero-coupon
bonds or
pay-in-kind
securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.
A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies.

The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on a Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in a Fund’s portfolio may become illiquid or less liquid. As a result, a Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded.
To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (i.e., the Consumer Price Index (“CPI”)), which is calculated and published by a third-party, will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax exempt (and may be state tax exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are
a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.
Insurance-Linked and Other Instruments Risk
The Fund may invest in insurance-linked instruments and similar investments (which may include, for example, event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans). The Fund could lose a portion or all of the principal it has invested in these types of investments, and the right to additional interest and/or dividend payments with respect to the investments, upon the occurrence of one or more trigger events, as defined within the terms of an investment. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-linked instruments that are subject to “indemnity triggers,” which are tied to losses of the issuer. Insurance-linked instruments subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked investments are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked instruments and similar investments carry significant risk. In addition to the specified trigger events, these types of investments may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked instruments and similar investments may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked instruments and similar investments, which may make the risk assessment of them more difficult. These types of investments may be difficult to value.
The aforementioned instruments may include longevity and mortality investments, including indirect investment in pools of insurance-related longevity and mortality investments, including life insurance policies, annuity contracts and premium finance loans. Such investments are subject to “longevity risk” and/or “mortality risk.” Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Changes in these rates can significantly affect the liabilities and cash needs of life insurers, annuity providers and pension funds. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level.
During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. Longevity and mortality investments purchased by the Fund involve the risk of incorrectly predicting the actual level of longevity or mortality, as applicable, for the reference population of people. With respect to mortality investments held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations. The Fund may also gain this type of exposure through event-linked derivative instruments, such as swaps, that are contingent on or formulaically related to longevity or mortality risk.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates may be heightened under recent market conditions, including because the U.S. Federal Reserve (the “Federal Reserve”) has raised interest rates from historically low levels and the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect a Fund and its investments.
Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.
Convexity is an additional measure used to understand a security’s or the Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Rising interest rates may result in periods of volatility and a decline in value of the Fund’s fixed income investments. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Leverage Risk
The Fund’s use of leverage, if any, creates the opportunity for increased Common Share net income, but also creates special risks for Common Shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies. Interest expense payable by the Fund with respect to derivatives and other forms of leverage, and dividends payable with respect to preferred shares outstanding, if any, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. There can be no assurance these circumstances will occur. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Leverage creates several major types of risks for Common Shareholders, including:

∎	the likelihood of greater volatility of NAV and market price of Common Shares, and of the investment return to Common Shareholders, than a comparable portfolio without leverage;

∎
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and

∎
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged.

In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buyback transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Successful use of dollar rolls/buybacks may depend upon the Investment Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common Shares.
In addition to preferred shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”
The Fund is required to satisfy certain regulatory and rating agency asset coverage requirements in connection with its use of preferred shares. Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such preferred shares or the risk of the Preferred Shares being downgraded by a rating agency. In an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on any preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of preferred shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any preferred shares of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have, seniority over the Fund’s Common Shares.
When the Fund issues preferred shares, the Fund pays (and the Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of preferred shares. In addition, holders of any preferred shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’ dividends on the preferred shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund
1
,the Investment Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Shareholders, on the other hand.

1	The types of leverage on which fees are received by the Investment Manager with respect to the Fund are discussed in Borrowings and Other Financing Transactions in the Notes to Financial Statements
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.
In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign
(non-U.S.)
securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end
fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.
Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or other purchase of a loan, (ii) loans originated by the fund or (iii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the Fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment
of scheduled interest or
principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce a Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher nonpayment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations. Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
To the extent the Fund invests in loans or originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated
(so-called
“broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s portfolio managers.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through direct originations or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis and will, in some cases, rely partially or entirely upon or be informed by one or more quantitative models in making investment decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by PIMCO, or such other investment adviser or sub-adviser,
as applicable, and individual portfolio managers will expose all material risks associated with an investment. Additionally, PIMCO, or such other investment adviser or sub-adviser,
as applicable, and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value.

Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end
management investment companies frequently trade at a discount from their NAV.
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shut-downs may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that a Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. As discussed more under “Interest Rate Risk,” the Federal Reserve has raised interest rates from historically low levels and signaled an intention to continue to do so. Any additional interest rate increases in the future could cause the value of the Fund, that invests in fixed income securities to decrease.
Although interest rates have significantly increased since 2022 through the date of this report, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.
Mortgage-Related and Other Asset-Backed Instruments
Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or
non-U.S.
mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S.
governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include
Re-REMICs,
mortgage pass-through securities, inverse floaters, CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of ABS, including CDOs, CBOs and CLOs and other similarly structured securities.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.
In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.
The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payments on subordinate mortgage-backed or asset-backed instruments will not be fully paid.
There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. For example, tranches may be categorized as senior, mezzanine, and subordinated/equity or “first loss.” The most senior tranche of a mortgage-backed or asset-backed instrument generally has the greatest collateralization and generally pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches generally take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) generally specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
With respect to risk retention tranches (i.e., eligible residual interests initially held by the sponsors of CMBS and other eligible securitizations pursuant to the U.S. Risk Retention Rules), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five year following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the Final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the Final U.S. Risk Retention Rules (the FDIC, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the Final U.S. Risk Retention Rules will not change.

Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties
, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.
Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities), the TRX Index (a tradeable index referencing total return swaps based on commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime
mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps.
Operational Risk
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject a Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by a Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit a Fund’s ability to invest in other investment companies.
Platform Risk
The Alt Lending ABS in which the Fund may invest are typically not listed on any securities exchange and not registered under the Securities Act of 1933. In addition, the Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, the Fund currently expects that certain of the investments it may make in Alt Lending ABS will face heightened levels of liquidity risk. Although currently there is generally no reliable, active secondary market for certain Alt Lending ABS, a secondary market for these Alt Lending ABS may develop. If the Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding underlying loans. Although PIMCO may conduct diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans underlying the Alt Lending ABS owned by the Fund, which the Fund observes directly as payments are received. With respect to Alt Lending ABS that the Fund purchases in the secondary market (i.e., not directly from an alternative lending platform), the Fund may not perform the same level of diligence on such platform or at all. The Fund may not review the particular characteristics of the loans collateralizing an Alt Lending ABS, but rather negotiate in advance with platforms the general criteria of the underlying loans. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
The Fund relies on the borrower’s credit information, which is provided by the platforms. However, such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan. The platforms’ credit decisions and scoring models may be based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.
In addition, the underlying loans, in some cases, may be affected by the success of the platforms through which they are facilitated.
Therefore, disruptions in the businesses of such platforms may also negatively impact the value of the Fund’s investments. In addition, disruption in the business of a platform could limit or eliminate the ability of the Fund to invest in loans originated by that platform, and therefore the Fund could lose some or all of the benefit of its diligence effort with respect to that platform.
Platforms are
for-profit
businesses that, as a general matter, generate revenue by collecting fees on funded loans from borrowers and by assessing a loan servicing fee on investors, which may be a fixed annual amount or a percentage of the loan or amounts collected. This business could be disrupted in multiple ways; for example, a platform could file for bankruptcy or a platform might suffer reputational harm from negative publicity about the platform or alternative lending more generally and the loss of investor confidence in the event that a loan facilitated through the platform is not repaid and the investor loses money on its investment. Many platforms and/or their affiliates have incurred operating losses since their inception and may continue to incur net losses in the future, particularly as their businesses grow and they incur additional operating expenses. Platforms may also be forced to defend legal action taken by regulators or governmental bodies. Alternative lending is a newer industry operating in an evolving legal environment. Platforms may be subject to risk of litigation alleging violations of law and/or regulations, including, for example, consumer protection laws, whether in the U.S. or in foreign jurisdictions. Platforms may be unsuccessful in defending against such lawsuits or other actions and, in addition to the costs incurred in fighting any such actions, platforms may be required to pay money in connection with the judgments, settlements or fines or may be forced to modify the terms of its borrower loans, which could cause the platform to realize a loss or receive a lower return on a loan than originally anticipated. Platforms may also be parties to litigation or other legal action in an attempt to protect or enforce their rights or those of affiliates, including intellectual property rights, and may incur similar costs in connection with any such efforts. The Fund’s investments in Alt Lending ABS may expose the Fund to the credit risk of the issuer.
Generally, such instruments are unsecured obligations of the issuer; an issuer that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its obligations to the Fund, even if the payments on the underlying loan or loans continue to be made timely and in full. In addition, when the Fund owns Alt Lending ABS, the Fund and its custodian generally does not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund is more dependent on the platform for servicing than if the Fund had owned whole loans through the platform. Where such interests are secured, the Fund relies on the platform to perfect the Fund’s security interest. In addition, there may be a delay between the time the Fund commits to purchase an instrument issued by a platform, its affiliate or a special purpose entity sponsored by the platform or its affiliate and the issuance of such instrument and, during such delay, the funds committed to such an investment will not earn interest on the investment nor will they be available for investment in other alternative lending-related instruments, which will reduce the effective rate of return on the investment. The Fund’s investments in Alt Lending ABS may be illiquid.

Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax
returns.
Potential Conflicts of Interest Risk - Allocation of Investment Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to regulated investment companies and their shareholders under the Internal Revenue Code of 1986, as amended (the “Code”) and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Additional Risks Associated with the Fund’s Preferred Shares
Although the ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end
funds in the U.S.) have failed since 2008. The dividend rates on the ARPS since that time have been paid, and the that they will continue to be paid for the foreseeable future, at the “maximum applicable rate.” under the Fund’s Bylaws (i.e., the greater of a multiple of or a spread plus a reference rate). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the Fund to the holders of ARPS, which would increase the costs associated with the Fund’s leverage and reduce the Fund’s net income available for distribution to holders of Common Shares. In addition, the multiple or spread used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS Shares by the applicable rating agency(ies), with the multiple or spread generally increasing as the rating declines. Accordingly, future ratings downgrades may result in increases to the maximum applicable rate for the ARPS.
Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the holders of Common Shares and otherwise detracting from the Fund’s investment performance, make the Fund’s continued use of Preferred Shares for leverage purposes less attractive than such use is currently considered to be. In such case, the Fund may elect to redeem some or all of the Preferred Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund’s investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund’s investment returns.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rate the ARPS. Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS and could preclude the Funds from declaring or paying any dividends or distributions to holders of Common Shares. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund’s use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objective, which may adversely affect the Fund’s investment performance. Rating agency guidelines may be modified by the rating agencies in the future and such modifications may make such guidelines substantially more restrictive or otherwise result in downgrades, which could further negatively affect the Fund’s investment performance. The ratings agencies that have assigned ratings to a Fund’s Preferred Shares may change their rating methodologies, perhaps substantially. Such a change could adversely affect the ratings assigned to a Fund’s Preferred Shares, the dividend rates paid thereon, and the expenses borne by such Fund’s Common Shareholders.
As discussed further in “Notes to Financial Statements - Auction-Rate Preferred Shares”, on December 4, 2020, Fitch published revised ratings criteria relating to closed-end
fund obligations, including preferred shares, which effectively result in a rating cap of “A” for the Fund. Following the close of business on April 30, 2021, Fitch downgraded its rating of the Fund’s ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. With respect to PIMCO Corporate & Income Strategy Fund, under the Fund’s Bylaws, the April 2021 Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to the Fund’s ARPS holders and increasing the expenses to the Common Shareholders associated with the Fund’s leverage. In December 2022, Moody’s downgraded its rating of the PCN ARPS, PFL ARPS and PFN ARPs from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in each respective Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. With respect to each of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II, under each Fund’s Bylaws, the April 2021 Fitch downgrade resulted in an increase in the dividend rate multiplier from 1.50 to 2.00, which could increase the dividend rate payable to each Fund’s ARPS holders should the maximum dividend rate be determined via the multiplier in lieu of the spread noted above (the maximum dividend rate is based on the greater of a multiple of or a spread plus a reference rate) and, thereby, increase the expenses to Common Shareholders associated with the Fund’s leverage.
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-
affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-
affiliated third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’
non-public
personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information. The Fund cannot guarantee the security of non-public
personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable
non-U.S.
law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter
markets. Until the Fund can sell such securities into the public markets, its holdings may be less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.
Privately Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental
issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Real Estate Risk
To the extent that the Fund invests in real estate investments, including investments in equity or debt securities issued by private and public REITs, real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions (such as an oversupply of space or a reduction in demand for space); the supply and demand for properties (including competition based on rental rates); energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease. During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let
space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of
COVID-19
have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults, and potential acceleration of macro trends such as work from home and online shopping which may negatively impact certain industries, such as brick-and-mortar
retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its subsidiaries, as applicable, with respect to its real state or real estate-related investments are expected to be, or are owned by, employed by, or otherwise related to, PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.
Regulation S Securities Risk
Regulation S securities are offered through
off-shore
(non-U.S.)
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Because Regulation S securities are subject to legal or contractual restrictions on resale, Regulation S securities may be considered illiquid. Furthermore, because Regulation S securities are generally less liquid than registered securities, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than off-shore
transactions or in those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.
Regulatory Risk - Commodity Pool Operator
The Commodities Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act, as amended, and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. The Investment Manager is registered with the CFTC as a Commodity Pool Operator (“CPO”). However, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Investment Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Investment Manager becomes ineligible for this exclusion from CFTC regulation, the Fund may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation.
Regulatory Risk - LIBOR
Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week
and
two-month
U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, U.S. regulated entities have generally ceased entering into new LIBOR contracts with limited exceptions. Publication of all Japanese yen and the one-
and
six-month
sterling LIBOR settings have ceased, and while publication of the three-month Sterling LIBOR setting will continue through at least the end of March 2024 on the basis of a changed methodology (known as “synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market that it seeks to measure and is solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continu ing
and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments.
So-called
“tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month,
three-month and
six-month
U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; PIMCO cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.
REIT Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders. Therefore, REITs may pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.
An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund would seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.
Risk Retention Investment Risk
The Fund may invest in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). In the case of
CMBS transactions, for example, the U.S. Risk Retention Rules permit all or a portion of the retained credit risk associated with certain securitizations (i.e., retained risk) to be held by an unaffiliated “third party purchaser,” such as the Fund, if, among other requirements, the third-party purchaser holds its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.
Senior Debt Risk
The Fund may be subject to greater levels of credit risk than funds that
do
no
t invest in
below
investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities
or
instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in
other senior debt or similar instruments that may pay lower interest rates.
Short Exposure Risk
The Fund’s short sales and short positions, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.
By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long security positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.
In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for long periods of time. In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on, and/or reporting requirements for, short sales of certain securities, including short positions on such securities acquired through swaps. Also, there is the risk that the third party to the short sale or short position will not fulfill its contractual obligations, causing a loss to the Fund.
Special Purpose Acquisition Companies (“SPACs”) Risk
The Fund may invest in securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in US government securities, money market securities or holds cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established
period of time, the invested funds are returned to the entity’s shareholders unless shareholders approve alternative options. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with medium-sized
market capitalizations may have risks similar to those of smaller companies.

Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign
(non-U.S.)
currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the Fund’s sovereign debt holdings.
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
Subprime Risk
Loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by the Fund may be subprime in quality, or may become subprime in quality. Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans (including Alt Lending ABS), have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny.
The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.
Subsidiary Risk
To the extent the Fund invests through one or more of its subsidiaries, the Fund would be exposed to the risks associated with such subsidiary’s investments. Such subsidiaries would likely not be registered as investment companies under the 1940 Act and therefore would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a subsidiary is organized could result in the inability of the Fund and/or the subsidiary to operate as intended and could adversely affect the Fund.
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
Tax Risk
The Fund has elected to be treated as a regulated investment company (“RIC”) under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC, and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.
Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal in-come
taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt
or
tax-deferred
accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
U.S. Government Securities Risk
Certain U.S. government securities such as U.S. Treasury bills, notes and bonds and mortgage-related securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of Federal Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Zero-Coupon Bond,
Step-Ups
and
Payment-In-Kind
Securities Risk
The market prices of
zero-coupon,
step-ups
and
payment-in-kind
securities are generally more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon
securities bear no interest, their prices are especially volatile and, because zero-coupon
bondholders do not receive interest payments, the prices of
zero-coupon
securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon
and
payment-in-kind
securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind
interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups
and
payment-in-kind
securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make i
ncome
distributions to its
shareholders
.
Use of Derivatives
A Fund may use derivative instruments for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return.

Effects of Leverage [Text Block]

Effects of Leverage 1	(Unaudited)
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. The table below reflects each Fund’s continued use of reverse repurchase agreements as of June 30, 2024 as a percentage of total average managed assets (including assets attributable to such leverage), the estimated annual effective interest expense rate payable by the Fund on such instruments (based on market conditions as applicable averaged over the fiscal year ended June 30, 2024, and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of the reverse repurchase agreements based on such estimated annual effective interest expense rate. The information below does not reflect any Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
The information below does not reflect a Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as total return swaps or other derivative instruments.

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Preferred Shares as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares and Reverse Repurchase Agreements)	0.22%	0.15%	0.21%	0.25%	0.46%

Estimated Annual Effective Preferred Share Dividend Rate	6.82%	4.27%	4.26%	4.28%	6.87%

Reverse Repurchase Agreements as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares and Reverse Repurchase Agreements)	17.05%	15.15%	14.59%	16.73%	16.68%

Estimated Annual Effective Interest Expense Rate Payable by Fund on Reverse Repurchase Agreements	5.73%	5.92%	5.80%	5.73%	5.75%

Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Preferred Share Dividend Rate and Interest Expense Rate on Reverse Repurchase Agreements	0.99%	0.90%	0.86%	0.97%	0.99%

Common Share Total Return for (10.00)% Assumed Portfolio Total Return	(13.29)%	(12.87)%	(12.74)%	(13.21)%	(13.26)%

Common Share Total Return for (5.00)% Assumed Portfolio Total Return	(7.24)%	(6.97)%	(6.87)%	(7.19)%	(7.23)%

Common Share Total Return for 0.00% Assumed Portfolio Total Return	(1.20)%	(1.07)%	(1.00)%	(1.17)%	(1.20)%

Common Share Total Return for 5.00% Assumed Portfolio Total Return	4.84%	4.84%	4.86%	4.86%	4.84%

Common Share Total Return for 10.00% Assumed Portfolio Total Return	10.89%	10.74%	10.73%	10.88%	10.87%
Common Share total return is composed of two elements - the distributions paid by a Fund to holders of Common Shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on Preferred Shares and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a portfolio total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of a Fund’s portfolio and not the actual performance of the Fund’s Common Shares, the value of which is determined by market forces and other factors.
Should a Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, a Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, PIMCO’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
1
Defined terms used and not otherwise defined in this section have the meanings set forth in the Principal Investment Strategies and Principal Risks of the Funds sections.

Annual Interest Rate [Percent]											5.73%
Annual Coverage Return Rate [Percent]											0.97%
Effects of Leverage [Table Text Block]
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
The information below does not reflect a Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as total return swaps or other derivative instruments.

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Preferred Shares as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares and Reverse Repurchase Agreements)	0.22%	0.15%	0.21%	0.25%	0.46%

Estimated Annual Effective Preferred Share Dividend Rate	6.82%	4.27%	4.26%	4.28%	6.87%

Reverse Repurchase Agreements as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares and Reverse Repurchase Agreements)	17.05%	15.15%	14.59%	16.73%	16.68%

Estimated Annual Effective Interest Expense Rate Payable by Fund on Reverse Repurchase Agreements	5.73%	5.92%	5.80%	5.73%	5.75%

Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Preferred Share Dividend Rate and Interest Expense Rate on Reverse Repurchase Agreements	0.99%	0.90%	0.86%	0.97%	0.99%

Common Share Total Return for (10.00)% Assumed Portfolio Total Return	(13.29)%	(12.87)%	(12.74)%	(13.21)%	(13.26)%

Common Share Total Return for (5.00)% Assumed Portfolio Total Return	(7.24)%	(6.97)%	(6.87)%	(7.19)%	(7.23)%

Common Share Total Return for 0.00% Assumed Portfolio Total Return	(1.20)%	(1.07)%	(1.00)%	(1.17)%	(1.20)%

Common Share Total Return for 5.00% Assumed Portfolio Total Return	4.84%	4.84%	4.86%	4.86%	4.84%

Common Share Total Return for 10.00% Assumed Portfolio Total Return	10.89%	10.74%	10.73%	10.88%	10.87%

Return at Minus Ten [Percent]											(13.21%)
Return at Minus Five [Percent]											(7.19%)
Return at Zero [Percent]											(1.17%)
Return at Plus Five [Percent]											4.86%
Return at Plus Ten [Percent]											10.88%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. The table below reflects each Fund’s continued use of reverse repurchase agreements as of June 30, 2024 as a percentage of total average managed assets (including assets attributable to such leverage), the estimated annual effective interest expense rate payable by the Fund on such instruments (based on market conditions as applicable averaged over the fiscal year ended June 30, 2024, and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of the reverse repurchase agreements based on such estimated annual effective interest expense rate. The information below does not reflect any Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.

Share Price [Table Text Block]

Market and Net Asset Value Information

The Fund’s common shares are listed on the NYSE under the trading or “ticker” symbol “PFL.” The Fund’s common shares commenced trading on the NYSE in August 2003. The conduct of any offering and the issuance of additional common shares pursuant to any offering may have an adverse effect on prices in the secondary market for the Fund’s common shares by increasing the number of shares available, which may put downward pressure on the market price for the common shares. The NAV of the Fund’s common shares will be reduced immediately following an offering by the sales load, commissions and offering expenses paid or reimbursed by the Fund in connection with such offering. The completion of an offering may result in an immediate dilution of the NAV per common share for all existing common shareholders.

The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s common shares on the NYSE, the high and low NAV per common share and the high and low premium/discount to NAV per common share. See Note 3, Investment Valuation and Fair Value Measurements in the Notes to Financial Statements for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended June 30, 2024	$8.55	$8.01	$8.11	$7.83	5.69%	1.39%
Quarter ended March 31, 2024	$8.60	$8.27	$8.14	$7.95	7.37%	2.86%
Quarter ended December 31, 2023	$8.44	$7.02	$8.10	$7.35	4.69%	(4.88)%
Quarter ended September 30, 2023	$8.34	$7.52	$7.77	$7.54	7.75%	(1.05)%
Quarter ended June 30, 2023	$8.23	$7.75	$7.89	$7.72	5.13%	0.13%
Quarter ended March 31, 2023	$9.00	$7.93	$8.39	$7.78	8.31%	0.87%
Quarter ended December 31, 2022	$8.61	$7.84	$8.20	$7.89	6.43%	(1.00)%
Quarter ended September 30, 2022	$9.75	$7.97	$8.74	$8.03	12.37%	(1.60)%

(1)	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.

Share Prices Not Actual Transactions [Text Block]											Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Share Price	[10]	$ 8.15									$ 8.15
NAV Per Share	[10]	$ 7.84									$ 7.84
Latest Premium (Discount) to NAV [Percent]	[10]										3.95%
Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), as applicable, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end
status. These provisions in the Declaration of Trust could have the effect of depriving the holders of the Fund’s common shares of beneficial interest (“Common Shares”) of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at NAV.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that PIMCO may make less than optimal or poor asset allocation decisions. PIMCO employs an active approach to allocation among multiple fixed-income sectors within a Fund’s investment objectives and strategies, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an investment that performs poorly, underperforms other investments under various market conditions, or underperforms as compared to funds with similar investment objectives and strategies. You could lose money on your investment in the Fund as a result of these allocation decisions.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Certain Affiliations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment
Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset Management”), with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset Management is PIMCO LLC’s managing member and direct parent entity. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on
co-investment
with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent a fund relies on such relief, permits it to (among other things)
co-invest
alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates , subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes a number of conditions on any
co-investments
made in reliance on such relief that may limit or restrict a fund’s ability to participate in an investment or require it to participate in an investment to a lesser extent, which could negatively impact a fund’s ability to execute its desired investment strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment
exemptive relief, to the extent a fund relies on such relief, the fund will be able to invest in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
CBOs, CLOs and CDOs may charge management fees and administrative expenses. For CBOs, CLOs and CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO, CBO and CDO trust typically has higher credit ratings and lower yields than the underlying securities. CLO, CBO and CDO tranches, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO, CBO or other CDO securities. The risks of an investment in a CLO, CBO or other CDO depend largely on the type of the collateral securities and the class/tranche of the instrument in which the Fund invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. Investments in CLOs, CBOs and CDOs may be or become illiquid. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures, PIMCO may (but is not required to) seek to avoid receipt of Confidential Information from the issuer so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities Risk
Contingent convertible securities (“CoCos”) have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into
equity or
have
their principal written down (including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up
of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations and CoCos may also be treated as junior to an issuer’s other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the Fund enters

into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Covenant Lite Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Covenant-Lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling
or
refinancing
its
obligations.

CSDR Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CSDR Related Risk
The European Union has adopted a settlement discipline regime under Regulation (EU) No 909/2014 and the Settlement Discipline RTS as they may be modified from time to time (“CSDR”), which will have phased compliance dates. It aims to reduce the number of settlement fails that occur in EEA central securities depositories (“CSDs”) and address settlement fails where they occur. The key elements of the regime are: (i) mandatory buy-ins
- if a settlement fail continues for a specified period of time after the intended settlement date, a buy-in
process must be initiated to effect the settlement; (ii) cash penalties - EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants; and (iii) allocations and confirmations - EEA investment firms are required to take measures to prevent settlement fails, including putting in place arrangements with their professional clients to communicate securities allocations and transaction confirmations. These requirements apply to transactions in transferable securities (e.g., shares and bonds), money market instruments, units in funds and emission allowances that are to be settled via an EEA CSD and, in the case of cash penalties and buy-in
requirements only, are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. If the Fund enters into in-scope
transactions, the CSDR settlement discipline regime may result in increased operational and compliance costs being borne directly or indirectly by the Fund. CSDR may also affect liquidity and increase trading costs associated with relevant securities. If in-scope
transactions are subject to additional expenses and penalties as a consequence of the CSDR settlement discipline regime, such expenses and penalties may be charged to the relevant Fund.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
If the Fund invests directly in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, foreign
(non-U.S.)
currencies, or in derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Investments denominated in foreign
(non-U.S.)
currencies or that trade in and receive revenues in, foreign
(non-U.S.)
currencies, derivatives or
other instruments that provide exposure to foreign
(non-U.S.)
currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign
(non-U.S.)
countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign
(non-U.S.)
governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful.
Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in foreign currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service
attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers,
administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein
:
Issuer risk.
 The value of debt securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Interest rate risk.
 The market value of debt securities changes in response to interest rate changes and other
factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.
 During periods of declining interest rates, borrowers may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.
 Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.
 Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.
 The Fund may seek to adjust the duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities
(including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return. Investments in derivatives may take the form of buying and/or writing (selling) derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce current income or short-term capital gain in the form of premiums or other returns for the Fund (which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a put option may be dwarfed by the losses the Fund may incur if the put option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front
benefit, but the potential for leveraged losses. The distributions, or distribution rate, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains. The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value. The Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support distributions, even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or
non-U.S.
securities markets or the Fund’s portfolio of investments, or arising from its use of derivatives. Consequently, Fund shareholders may receive distributions subject to tax at ordinary income rates at a time when their investment in the Fund has declined in value, which may be economically similar to a taxable return of capital.
The use of derivative or other similar instruments (referred to collectively as “derivatives”) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives and other similar instruments (referred to collectively as “derivatives”), which may increase market exposure, are subject to a number of risks, including leverage risk, liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The 1940 Act and related rules no longer require asset segregation for derivatives transactions, however asset segregation and posting of collateral may still be utilized for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared
over-the
counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared
OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or credit-worthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.

Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the Fund to additional risks. In such case, the Fund may lose money.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives
used
for
hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the Fund to lose value.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to the securities of a distressed issuer, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons. For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
Foreign (non U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (i.e., the risk of a cascading collapse of multiple institutions within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding taxes on interest or dividend income generated from emerging market securities. Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into U.S. dollars (i.e., “repatriating” local currency investments or profits). Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established legal, accounting, recordkeeping and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii) potential difficulties in enforcing contractual obligations; and (viii) higher rates of inflation, higher interest rates and other economic concerns. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Equity Securities and Related Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation; rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs
associated
with
compliance with environmental or other governmental regulations; and other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Foreign Non U S Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign
(Non-U.S.)
Investment Risk
Foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign
(non-U.S.)
securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign
(non-U.S.)
market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign
(non-U.S.)
markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign
(non-U.S.)
investing in their capital markets or in certain sectors or industries. In addition, a foreign
(non-U.S.)
government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign
(non-U.S.)
investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on a Fund’s investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign
(non-U.S.)
country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign
(non-U.S.)
securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign
(non-U.S.)
currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign
(non-U.S.)
investments. Foreign
(non-U.S.)
securities may also be less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities of U.S. issuers.
The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures - which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others - and Russia’s countermeasures may negatively impact the Fund’s performance and/or ability to achieve its investment objectives. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which the Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may
be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV of the Fund’s Common Shares or Common Share dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn would generally lead to a higher non-payment
rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as
zero-coupon
bonds or
pay-in-kind
securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.
A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies.

The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on a Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in a Fund’s portfolio may become illiquid or less liquid. As a result, a Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded.
To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.

Inflation Indexed Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (i.e., the Consumer Price Index (“CPI”)), which is calculated and published by a third-party, will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax exempt (and may be state tax exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are
a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.

Insurance Linked and Other Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance-Linked and Other Instruments Risk
The Fund may invest in insurance-linked instruments and similar investments (which may include, for example, event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans). The Fund could lose a portion or all of the principal it has invested in these types of investments, and the right to additional interest and/or dividend payments with respect to the investments, upon the occurrence of one or more trigger events, as defined within the terms of an investment. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-linked instruments that are subject to “indemnity triggers,” which are tied to losses of the issuer. Insurance-linked instruments subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked investments are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked instruments and similar investments carry significant risk. In addition to the specified trigger events, these types of investments may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked instruments and similar investments may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked instruments and similar investments, which may make the risk assessment of them more difficult. These types of investments may be difficult to value.
The aforementioned instruments may include longevity and mortality investments, including indirect investment in pools of insurance-related longevity and mortality investments, including life insurance policies, annuity contracts and premium finance loans. Such investments are subject to “longevity risk” and/or “mortality risk.” Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Changes in these rates can significantly affect the liabilities and cash needs of life insurers, annuity providers and pension funds. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level.
During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. Longevity and mortality investments purchased by the Fund involve the risk of incorrectly predicting the actual level of longevity or mortality, as applicable, for the reference population of people. With respect to mortality investments held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations. The Fund may also gain this type of exposure through event-linked derivative instruments, such as swaps, that are contingent on or formulaically related to longevity or mortality risk.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage, if any, creates the opportunity for increased Common Share net income, but also creates special risks for Common Shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies. Interest expense payable by the Fund with respect to derivatives and other forms of leverage, and dividends payable with respect to preferred shares outstanding, if any, will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest expenses and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. There can be no assurance these circumstances will occur. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Leverage creates several major types of risks for Common Shareholders, including:

∎	the likelihood of greater volatility of NAV and market price of Common Shares, and of the investment return to Common Shareholders, than a comparable portfolio without leverage;

∎
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and

∎
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged.

In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buyback transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Successful use of dollar rolls/buybacks may depend upon the Investment Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common Shares.
In addition to preferred shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”
The Fund is required to satisfy certain regulatory and rating agency asset coverage requirements in connection with its use of preferred shares. Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such preferred shares or the risk of the Preferred Shares being downgraded by a rating agency. In an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on any preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of preferred shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any preferred shares of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have, seniority over the Fund’s Common Shares.
When the Fund issues preferred shares, the Fund pays (and the Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of preferred shares. In addition, holders of any preferred shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’ dividends on the preferred shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund
1
,the Investment Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Shareholders, on the other hand.

1	The types of leverage on which fees are received by the Investment Manager with respect to the Fund are discussed in Borrowings and Other Financing Transactions in the Notes to Financial Statements

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.
In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign
(non-U.S.)
securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end
fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.

Loans and Other Indebtedness Loan Acquisitions Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or other purchase of a loan, (ii) loans originated by the fund or (iii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the Fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment
of scheduled interest or
principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce a Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher nonpayment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations. Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
To the extent the Fund invests in loans or originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated
(so-called
“broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s portfolio managers.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through direct originations or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis and will, in some cases, rely partially or entirely upon or be informed by one or more quantitative models in making investment decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by PIMCO, or such other investment adviser or sub-adviser,
as applicable, and individual portfolio managers will expose all material risks associated with an investment. Additionally, PIMCO, or such other investment adviser or sub-adviser,
as applicable, and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value.

Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end
management investment companies frequently trade at a discount from their NAV.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shut-downs may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that a Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. As discussed more under “Interest Rate Risk,” the Federal Reserve has raised interest rates from historically low levels and signaled an intention to continue to do so. Any additional interest rate increases in the future could cause the value of the Fund, that invests in fixed income securities to decrease.
Although interest rates have significantly increased since 2022 through the date of this report, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

Mortgage Related and Other Asset Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Instruments
Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or
non-U.S.
mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S.
governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include
Re-REMICs,
mortgage pass-through securities, inverse floaters, CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of ABS, including CDOs, CBOs and CLOs and other similarly structured securities.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.
In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.
The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payments on subordinate mortgage-backed or asset-backed instruments will not be fully paid.
There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. For example, tranches may be categorized as senior, mezzanine, and subordinated/equity or “first loss.” The most senior tranche of a mortgage-backed or asset-backed instrument generally has the greatest collateralization and generally pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches generally take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) generally specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
With respect to risk retention tranches (i.e., eligible residual interests initially held by the sponsors of CMBS and other eligible securitizations pursuant to the U.S. Risk Retention Rules), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five year following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the Final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the Final U.S. Risk Retention Rules (the FDIC, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the Final U.S. Risk Retention Rules will not change.

Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties
, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.

Mortgage Related Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities), the TRX Index (a tradeable index referencing total return swaps based on commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime
mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject a Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by a Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit a Fund’s ability to invest in other investment companies.

Platform Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Platform Risk
The Alt Lending ABS in which the Fund may invest are typically not listed on any securities exchange and not registered under the Securities Act of 1933. In addition, the Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, the Fund currently expects that certain of the investments it may make in Alt Lending ABS will face heightened levels of liquidity risk. Although currently there is generally no reliable, active secondary market for certain Alt Lending ABS, a secondary market for these Alt Lending ABS may develop. If the Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding underlying loans. Although PIMCO may conduct diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans underlying the Alt Lending ABS owned by the Fund, which the Fund observes directly as payments are received. With respect to Alt Lending ABS that the Fund purchases in the secondary market (i.e., not directly from an alternative lending platform), the Fund may not perform the same level of diligence on such platform or at all. The Fund may not review the particular characteristics of the loans collateralizing an Alt Lending ABS, but rather negotiate in advance with platforms the general criteria of the underlying loans. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
The Fund relies on the borrower’s credit information, which is provided by the platforms. However, such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan. The platforms’ credit decisions and scoring models may be based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.
In addition, the underlying loans, in some cases, may be affected by the success of the platforms through which they are facilitated.
Therefore, disruptions in the businesses of such platforms may also negatively impact the value of the Fund’s investments. In addition, disruption in the business of a platform could limit or eliminate the ability of the Fund to invest in loans originated by that platform, and therefore the Fund could lose some or all of the benefit of its diligence effort with respect to that platform.
Platforms are
for-profit
businesses that, as a general matter, generate revenue by collecting fees on funded loans from borrowers and by assessing a loan servicing fee on investors, which may be a fixed annual amount or a percentage of the loan or amounts collected. This business could be disrupted in multiple ways; for example, a platform could file for bankruptcy or a platform might suffer reputational harm from negative publicity about the platform or alternative lending more generally and the loss of investor confidence in the event that a loan facilitated through the platform is not repaid and the investor loses money on its investment. Many platforms and/or their affiliates have incurred operating losses since their inception and may continue to incur net losses in the future, particularly as their businesses grow and they incur additional operating expenses. Platforms may also be forced to defend legal action taken by regulators or governmental bodies. Alternative lending is a newer industry operating in an evolving legal environment. Platforms may be subject to risk of litigation alleging violations of law and/or regulations, including, for example, consumer protection laws, whether in the U.S. or in foreign jurisdictions. Platforms may be unsuccessful in defending against such lawsuits or other actions and, in addition to the costs incurred in fighting any such actions, platforms may be required to pay money in connection with the judgments, settlements or fines or may be forced to modify the terms of its borrower loans, which could cause the platform to realize a loss or receive a lower return on a loan than originally anticipated. Platforms may also be parties to litigation or other legal action in an attempt to protect or enforce their rights or those of affiliates, including intellectual property rights, and may incur similar costs in connection with any such efforts. The Fund’s investments in Alt Lending ABS may expose the Fund to the credit risk of the issuer.
Generally, such instruments are unsecured obligations of the issuer; an issuer that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its obligations to the Fund, even if the payments on the underlying loan or loans continue to be made timely and in full. In addition, when the Fund owns Alt Lending ABS, the Fund and its custodian generally does not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund is more dependent on the platform for servicing than if the Fund had owned whole loans through the platform. Where such interests are secured, the Fund relies on the platform to perfect the Fund’s security interest. In addition, there may be a delay between the time the Fund commits to purchase an instrument issued by a platform, its affiliate or a special purpose entity sponsored by the platform or its affiliate and the issuance of such instrument and, during such delay, the funds committed to such an investment will not earn interest on the investment nor will they be available for investment in other alternative lending-related instruments, which will reduce the effective rate of return on the investment. The Fund’s investments in Alt Lending ABS may be illiquid.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax
returns.

Potential Conflicts of Interest Risk Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk - Allocation of Investment Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to regulated investment companies and their shareholders under the Internal Revenue Code of 1986, as amended (the “Code”) and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Additional Risks Associated With the Funds Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks Associated with the Fund’s Preferred Shares
Although the ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end
funds in the U.S.) have failed since 2008. The dividend rates on the ARPS since that time have been paid, and the that they will continue to be paid for the foreseeable future, at the “maximum applicable rate.” under the Fund’s Bylaws (i.e., the greater of a multiple of or a spread plus a reference rate). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the Fund to the holders of ARPS, which would increase the costs associated with the Fund’s leverage and reduce the Fund’s net income available for distribution to holders of Common Shares. In addition, the multiple or spread used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS Shares by the applicable rating agency(ies), with the multiple or spread generally increasing as the rating declines. Accordingly, future ratings downgrades may result in increases to the maximum applicable rate for the ARPS.
Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the holders of Common Shares and otherwise detracting from the Fund’s investment performance, make the Fund’s continued use of Preferred Shares for leverage purposes less attractive than such use is currently considered to be. In such case, the Fund may elect to redeem some or all of the Preferred Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund’s investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund’s investment returns.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rate the ARPS. Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS and could preclude the Funds from declaring or paying any dividends or distributions to holders of Common Shares. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund’s use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objective, which may adversely affect the Fund’s investment performance. Rating agency guidelines may be modified by the rating agencies in the future and such modifications may make such guidelines substantially more restrictive or otherwise result in downgrades, which could further negatively affect the Fund’s investment performance. The ratings agencies that have assigned ratings to a Fund’s Preferred Shares may change their rating methodologies, perhaps substantially. Such a change could adversely affect the ratings assigned to a Fund’s Preferred Shares, the dividend rates paid thereon, and the expenses borne by such Fund’s Common Shareholders.
As discussed further in “Notes to Financial Statements - Auction-Rate Preferred Shares”, on December 4, 2020, Fitch published revised ratings criteria relating to closed-end
fund obligations, including preferred shares, which effectively result in a rating cap of “A” for the Fund. Following the close of business on April 30, 2021, Fitch downgraded its rating of the Fund’s ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. With respect to PIMCO Corporate & Income Strategy Fund, under the Fund’s Bylaws, the April 2021 Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to the Fund’s ARPS holders and increasing the expenses to the Common Shareholders associated with the Fund’s leverage. In December 2022, Moody’s downgraded its rating of the PCN ARPS, PFL ARPS and PFN ARPs from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in each respective Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. With respect to each of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II, under each Fund’s Bylaws, the April 2021 Fitch downgrade resulted in an increase in the dividend rate multiplier from 1.50 to 2.00, which could increase the dividend rate payable to each Fund’s ARPS holders should the maximum dividend rate be determined via the multiplier in lieu of the spread noted above (the maximum dividend rate is based on the greater of a multiple of or a spread plus a reference rate) and, thereby, increase the expenses to Common Shareholders associated with the Fund’s leverage.

Privacy and Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-
affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-
affiliated third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’
non-public
personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information. The Fund cannot guarantee the security of non-public
personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Private Placements and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable
non-U.S.
law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter
markets. Until the Fund can sell such securities into the public markets, its holdings may be less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.

Privately Issued Mortgage Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental
issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk
To the extent that the Fund invests in real estate investments, including investments in equity or debt securities issued by private and public REITs, real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions (such as an oversupply of space or a reduction in demand for space); the supply and demand for properties (including competition based on rental rates); energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease. During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let
space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of
COVID-19
have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults, and potential acceleration of macro trends such as work from home and online shopping which may negatively impact certain industries, such as brick-and-mortar
retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its subsidiaries, as applicable, with respect to its real state or real estate-related investments are expected to be, or are owned by, employed by, or otherwise related to, PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.

Regulation S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation S Securities Risk
Regulation S securities are offered through
off-shore
(non-U.S.)
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Because Regulation S securities are subject to legal or contractual restrictions on resale, Regulation S securities may be considered illiquid. Furthermore, because Regulation S securities are generally less liquid than registered securities, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than off-shore
transactions or in those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.

Regulatory Risk Commodity Pool Operator [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk - Commodity Pool Operator
The Commodities Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act, as amended, and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. The Investment Manager is registered with the CFTC as a Commodity Pool Operator (“CPO”). However, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Investment Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Investment Manager becomes ineligible for this exclusion from CFTC regulation, the Fund may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation.

Regulatory Risk LIBOR [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk - LIBOR
Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week
and
two-month
U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, U.S. regulated entities have generally ceased entering into new LIBOR contracts with limited exceptions. Publication of all Japanese yen and the one-
and
six-month
sterling LIBOR settings have ceased, and while publication of the three-month Sterling LIBOR setting will continue through at least the end of March 2024 on the basis of a changed methodology (known as “synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market that it seeks to measure and is solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continu ing
and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments.
So-called
“tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month,
three-month and
six-month
U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; PIMCO cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders. Therefore, REITs may pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.
An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund would seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.

Risk Retention Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Retention Investment Risk
The Fund may invest in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). In the case of
CMBS transactions, for example, the U.S. Risk Retention Rules permit all or a portion of the retained credit risk associated with certain securitizations (i.e., retained risk) to be held by an unaffiliated “third party purchaser,” such as the Fund, if, among other requirements, the third-party purchaser holds its retained interest, unhedged, for at least five years following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.
In addition, there is limited guidance on the application of the final U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change.
Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

Senior Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Debt Risk
The Fund may be subject to greater levels of credit risk than funds that
do
no
t invest in
below
investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities
or
instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in
other senior debt or similar instruments that may pay lower interest rates.

Short Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Exposure Risk
The Fund’s short sales and short positions, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.
By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long security positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.
In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for long periods of time. In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on, and/or reporting requirements for, short sales of certain securities, including short positions on such securities acquired through swaps. Also, there is the risk that the third party to the short sale or short position will not fulfill its contractual obligations, causing a loss to the Fund.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Purpose Acquisition Companies (“SPACs”) Risk
The Fund may invest in securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in US government securities, money market securities or holds cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established
period of time, the invested funds are returned to the entity’s shareholders unless shareholders approve alternative options. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with medium-sized
market capitalizations may have risks similar to those of smaller companies.

Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign
(non-U.S.)
currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the Fund’s sovereign debt holdings.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Subprime Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subprime Risk
Loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by the Fund may be subprime in quality, or may become subprime in quality. Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans (including Alt Lending ABS), have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny.
The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
To the extent the Fund invests through one or more of its subsidiaries, the Fund would be exposed to the risks associated with such subsidiary’s investments. Such subsidiaries would likely not be registered as investment companies under the 1940 Act and therefore would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a subsidiary is organized could result in the inability of the Fund and/or the subsidiary to operate as intended and could adversely affect the Fund.

Synthetic Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund has elected to be treated as a regulated investment company (“RIC”) under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC, and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.
Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal in-come
taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt
or
tax-deferred
accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

U S Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Certain U.S. government securities such as U.S. Treasury bills, notes and bonds and mortgage-related securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of Federal Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Zero Coupon Bond Step Ups and Payment In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon Bond,
Step-Ups
and
Payment-In-Kind
Securities Risk
The market prices of
zero-coupon,
step-ups
and
payment-in-kind
securities are generally more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon
securities bear no interest, their prices are especially volatile and, because zero-coupon
bondholders do not receive interest payments, the prices of
zero-coupon
securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon
and
payment-in-kind
securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind
interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups
and
payment-in-kind
securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make i
ncome
distributions to its
shareholders
.

Use of Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Derivatives
A Fund may use derivative instruments for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates may be heightened under recent market conditions, including because the U.S. Federal Reserve (the “Federal Reserve”) has raised interest rates from historically low levels and the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect a Fund and its investments.
Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.
Convexity is an additional measure used to understand a security’s or the Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Rising interest rates may result in periods of volatility and a decline in value of the Fund’s fixed income investments. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]	$ 925,000				$ 45,200,000				$ 45,200,000	$ 925,000	$ 45,200,000	$ 45,200,000	$ 45,200,000	$ 45,200,000	$ 51,275,000	$ 51,275,000	$ 51,275,000	$ 51,275,000	$ 78,975,000
Senior Securities Coverage per Unit	[11],[14]	$ 8,653,090				$ 188,823				$ 189,645	$ 8,653,090	$ 188,823	$ 227,165	$ 188,225	$ 193,873	$ 163,725	$ 168,552	$ 154,837	$ 166,328	$ 122,004
Preferred Stock Liquidating Preference	[11],[15]	25,000				25,000				25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[11],[16]
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[17]	8.01	$ 8.27	$ 7.02	$ 7.52	7.75	$ 7.93	$ 7.84	$ 7.97
Highest Price or Bid	[17]	8.55	8.6	8.44	8.34	8.23	9	8.61	9.75
Lowest Price or Bid, NAV		7.83	7.95	7.35	7.54	7.72	7.78	7.89	8.03
Highest Price or Bid, NAV		$ 8.11	$ 8.14	$ 8.1	$ 7.77	$ 7.89	$ 8.39	$ 8.2	$ 8.74
Highest Price or Bid, Premium (Discount) to NAV [Percent]		5.69%	7.37%	4.69%	7.75%	5.13%	8.31%	6.43%	12.37%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		1.39%	2.86%	(4.88%)	(1.05%)	0.13%	0.87%	(1.00%)	(1.60%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]											Common Shares
Outstanding Security, Held [Shares]											40,763

[1]	In the event that the Common Shares to which this relates are sold to or through underwriters or dealer managers, a corresponding supplement will disclose the applicable sale load and/or commission.
[2]	You will pay broker chargers if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchase pursuant to the Fund’s Dividend Reinvestment Plan.
[3]	The related supplement will disclose the estimated amount of offering expense, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
[4]	Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure. Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets. “Total managed assets” includes the total assets of the Fund (including any assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Fund (and not PIMCO) will be responsible for certain fees and expenses which are, reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see Note 9, Fees and Expenses in the Notes to Financial Statements for an explanation of the management fee.
[5]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2024, which represented 16.73% of the Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 5.73%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2024. The actual amount of borrowing expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Fund Operating Expenses table above, but would be reflected in the Fund’s performance results.
[6]	Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2024, which represented 0.25% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 4.28% (based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2024) and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates.
[7]	Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2025.
[8]	“Dividend Cost on Preferred Shares”, including distributions on Preferred Shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Fund Operating Expenses are 1.18%. Excluding only distributions on Preferred Shares of 0.01%, Total Annual Fund Operating Expenses are 3.34%.
[9]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the rate listed under Total Annual Fund Operating Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.
[10]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.
[11]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[12]	Fiscal year end changed from July 31st to June 30th.
[13]	Unaudited. Information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Form N-2 (“Short Form N-2”).
[14]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.
[15]	“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[16]	The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.
[17]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.